Accounts Receivable	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Receivables [Abstract]
Accounts Receivable

Note 8.   Accounts Receivable

The following table summarizes the Company’s accounts receivable (in thousands):

	June 30,	December 31,
	2022	2021
Accounts receivable	$8,192	$4,945
Less: allowance for doubtful accounts	(1,535)	(1,607)
Accounts receivable, net	$6,657	$3,338

As of June 30, 2022 and December 31, 2021, the gross balance includes the taxi commission revenue receivables from the related party Qianxi of $1.2 million and $1.3 million, respectively. These balances are fully reserved in the balances stated above.

The following table summarizes the movement of the allowance for doubtful accounts (in thousands):

	June 30,	December 31,
	2022	2021
Balance at the beginning of the period	$(1,607)	$(1,219)
Increase in the allowance for doubtful accounts	—	(350)
Effect of change in foreign currency exchange rates	$72	$(38)
Balance at the end of the period	$(1,535)	$(1,607)

For the six months ended June 30, 2022, the Company did not increase its allowance for doubtful accounts for accounts receivable from a third-party. In the year ended December 31, 2021, the Company increased its allowance for doubtful accounts by $0.4 million for accounts receivable from a third-party.

Note 9.   Accounts Receivable

The following table summarizes the Company’s accounts receivable (in thousands):

	December 31,	December 31,
	2021	2020
Accounts receivable, gross	$4,945	$8,619
Less: allowance for doubtful accounts	(1,607)	(1,219)
Accounts receivable, net	$3,338	$7,400

As of December 31, 2021 and 2020, the gross balance includes the taxi commission revenue receivables from the related party Qianxi of $1.3 million and $1.2 million, respectively.

The following table summarizes the movement of the allowance for doubtful accounts (in thousands):

	December 31,	December 31,	December 31,
	2021	2020	2019
Balance at the beginning of the year	$(1,219)	$—	$—
Increase in the allowance for doubtful accounts	(350)	(1,219)	—
Effect of change in foreign currency exchange rates	(38)	—	—
Balance at the end of the year	$(1,607)	$(1,219)	$—

In the years ended December 31, 2021 and 2020, the Company increased its allowance for doubtful accounts by $0.4 million for accounts receivable from a third-party and $1.2 million from the related party Qianxi, respectively.